Accruals and Other Liabilities - Summary of Accruals and Other Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities, Current [Abstract]
Payables for purchase of property, plant and equipment	¥ 2,282,932	¥ 1,799,882
Accrued expenses	1,848,156	958,607
Employee compensation payables	1,605,933	1,186,036
Payables for R&D expenses	1,199,382	1,069,926
Debt from a third party investor(Note 17(i))	1,189,973	0
Payables for marketing events	741,166	447,839
Accrued loss of purchase commitments	727,091	621,419
Deposits from third parties	715,522	549,487
Warranty provisions	682,960	389,290
Tax payables	419,460	435,564
Advance from customers	300,836	376,897
Refundable deposit from customers	179,297	172,762
Interest payables	8,793	41,093
Others	637,197	601,834
Total	¥ 12,538,698	¥ 8,650,636